Shareholder Report, Holdings (Details) - C000229338	Oct. 31, 2024
FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	19.60%
FR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	15.80%
FR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
FR_36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FR_3137HB2L7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FR_01F0506B7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_06051GJB6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_95000U2S1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
FR_172967LD1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
FR_00206RKH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AAA Rated
Holdings [Line Items]
Percent of Total Investments	7.80%
AA Rated
Holdings [Line Items]
Percent of Total Investments	5.80%
A Rated
Holdings [Line Items]
Percent of Total Investments	14.30%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	14.30%
BB Rated
Holdings [Line Items]
Percent of Total Investments	0.20%
US Government Agency Securities Rated
Holdings [Line Items]
Percent of Total Investments	27.60%
US Treasury Rated
Holdings [Line Items]
Percent of Total Investments	30.00%